CapLease Acquisition (Details) (CapLease [Member], USD $) In Thousands, unless otherwise specified	Nov. 05, 2013
CapLease [Member]
Assets purchased, at fair value:
Land	$ 233,065
Buildings, fixtures and improvements	1,588,334
Land and construction in process	12,352
Acquired intangible lease assets	190,862
Total real estate investments	2,024,613
Cash and cash equivalents	41,799
Investment securities	60,730
Loans held for investment	26,457
Restricted cash	29,159
Prepaid expenses and other assets	21,564
Deferred costs	325
Total identifiable assets purchased	2,204,647
Liabilities assumed, at fair value:
Mortgage notes payable	1,037,510
Secured credit facility	121,000
Other debt	114,208
Below-market leases	57,058
Derivative liabilities	158
Accounts payable and accrued expenses	47,001
Deferred rent and other liabilities	8,867
Total liabilities assumed	1,385,802
Non-controlling interest retained by third party	567
Net identifiable assets acquired by Company	818,278
Goodwill	102,419
Net assets acquired	$ 920,697